Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Apr. 30, 2025	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Apr. 30, 2015
C000027914
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 24,376	$ 25,169	$ 19,652	$ 19,499	$ 20,003	$ 13,377	$ 14,976	$ 13,667	$ 12,701	$ 10,403	$ 10,199	$ 10,000
C000027911
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 22,722	23,495	18,393	18,300	18,827	12,612	14,147	12,944	12,053	9,917	9,740	9,567
C000027913
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 22,054	22,889	18,058	18,081	18,762	12,651	14,313	13,187	12,378	10,249	10,127	10,000
C000027917
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 24,378	25,196	19,659	19,514	20,013	13,380	14,989	13,674	12,696	10,394	10,196	10,000
C000132087
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 24,469	25,280	19,703	19,571	20,052	13,388	14,988	13,678	12,712	10,404	10,196	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 31,955	32,521	23,563	21,393	25,054	17,531	15,979	13,977	13,020	10,531	10,077	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 31,955	32,521	23,563	21,393	25,054	17,531	15,979	13,977	13,020	10,531	10,077	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 31,955	32,521	23,563	21,393	25,054	17,531	15,979	13,977	13,020	10,531	10,077	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 31,955	32,521	23,563	21,393	25,054	17,531	15,979	13,977	13,020	10,531	10,077	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 31,955	32,521	23,563	21,393	25,054	17,531	15,979	13,977	13,020	10,531	10,077	10,000
AllianceBernstein Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,313	22,736	17,359	17,335	18,640	12,966	14,027	12,613	12,242	10,394	9,771	10,000
AllianceBernstein Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,313	22,736	17,359	17,335	18,640	12,966	14,027	12,613	12,242	10,394	9,771	10,000
AllianceBernstein Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,313	22,736	17,359	17,335	18,640	12,966	14,027	12,613	12,242	10,394	9,771	10,000
AllianceBernstein Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,313	22,736	17,359	17,335	18,640	12,966	14,027	12,613	12,242	10,394	9,771	10,000
AllianceBernstein Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,313	$ 22,736	$ 17,359	$ 17,335	$ 18,640	$ 12,966	$ 14,027	$ 12,613	$ 12,242	$ 10,394	$ 9,771	$ 10,000